SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 96.4%

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Advertising -- 3.9%
-----------------------------------------------------------------------------------
Catalina Marketing Corp.(1)                               12,000       $  1,104,000
Specialized market research.
Harte-Hanks Communications, Inc.                          35,000            949,375
Owns and operates an international direct
marketing company.
Outdoor Systems, Inc.(1)                                  31,000          1,131,500
Dominant operator of outdoor advertising.
-----------------------------------------------------------------------------------
                                                                       $  3,184,875
-----------------------------------------------------------------------------------
Banks - Regional -- 2.4%
-----------------------------------------------------------------------------------
City National Corp.                                       23,000       $    861,063
Offers a wide variety of personal and business
banking services.
Cullen/Frost Bankers, Inc.                                40,000          1,102,500
The largest independent bank holding company
in Texas.
-----------------------------------------------------------------------------------
                                                                       $  1,963,563
-----------------------------------------------------------------------------------
Banks and Money Services -- 1.0%
-----------------------------------------------------------------------------------
Bank United Corp.                                         21,000       $    843,938
Operates 70 branch bank system in Texas.
-----------------------------------------------------------------------------------
                                                                       $    843,938
-----------------------------------------------------------------------------------
Biotechnology -- 1.9%
-----------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                            11,000       $    434,500
Researches and develops pharmaceutical and
diagnostic products.
Sepracor, Inc.(1)                                         14,000          1,137,500
Develops pharmaceutical drugs.
-----------------------------------------------------------------------------------
                                                                       $  1,572,000
-----------------------------------------------------------------------------------
Broadcasting and Cable -- 2.3%
-----------------------------------------------------------------------------------
Emmis Broadcasting Corp., Class A(1)                       9,000       $    444,375
Diversified media company.
Entercom Communications Corp.(1)                          14,000            598,500
Radio station operator.
Hispanic Broadcasting Corp.(1)                            11,000            834,625
The largest Spanish-language radio
broadcasting company in the United States.
-----------------------------------------------------------------------------------
                                                                       $  1,877,500
-----------------------------------------------------------------------------------
SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------

Business Products and Services -- 3.5%
-----------------------------------------------------------------------------------
Abacus Direct Corp.(1)                                     9,000       $    823,500
Provider of specialized marketing programs.
Apollo Group, Inc.(1)                                     26,000            690,625
Adult education services.
CN Maximus, Inc.(1)                                       26,750            769,063
Management consulting group.
Sylvan Learning Systems, Inc.(1)                          21,000            570,938
Operates specialized educational tutoring and
testing centers.
-----------------------------------------------------------------------------------
                                                                       $  2,854,126
-----------------------------------------------------------------------------------
Business Services - Miscellaneous -- 6.3%
-----------------------------------------------------------------------------------
Diamond Technology Partners(1)                            19,000       $    425,125
Management consulting firm.
Exodus Communications, Inc.(1)                             6,000            719,625
Offers services that allow businesses to
outsource the management of their internet
sites.
Iron Mountain, Inc.(1)                                    14,000            400,750
One of the largest record management
companies in the U.S.
National Data Corp.                                       27,000          1,154,249
Provides information services to health care
and electronic payment system markets.
On Assignment, Inc.(1)                                    17,000            444,125
Provides temporary scientific and
environmental professionals to laboratories.
Pegasus Systems, Inc.(1)                                  20,000            748,750
Transaction processing for the hotel industry.
Provant, Inc.(1)                                          30,000            466,875
Offers classroom instruction and training
programs.
Whittman-Hart, Inc.(1)                                    26,000            825,500
Information technology consulting and system
integration services.
-----------------------------------------------------------------------------------
                                                                       $  5,184,999
-----------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.4%
-----------------------------------------------------------------------------------
Superior Consultant Holdings(1)                           13,000       $    320,938
Provides consulting services to health care
organizations.
-----------------------------------------------------------------------------------
                                                                       $    320,938
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Communications Equipment -- 0.8%
-----------------------------------------------------------------------------------
Comverse Technology, Inc.(1)                               9,000       $    679,500
Specialized communications products.
-----------------------------------------------------------------------------------
                                                                       $    679,500
-----------------------------------------------------------------------------------
Computer Software -- 3.2%
-----------------------------------------------------------------------------------
Brio Technology, Inc.(1)                                  20,500       $    410,000
Produces software for information analysis.
Exchange Applications, Inc.(1)                             8,000            326,000
Marketing automation software.
HNC Software, Inc.(1)                                     17,000            523,813
Provides software which detects debit and
credit card fraud and manages retail
inventories.
International Integration, Inc.(1)                        29,000            652,500
Provides application migration and custom
software development services.
National Computer System, Inc.                            20,000            675,000
Creates, tests and scores tests, applications and
profiles.
Razorfish, Inc.(1)                                           800             29,650
Specializes in high-end Internet development.
-----------------------------------------------------------------------------------
                                                                       $  2,616,963
-----------------------------------------------------------------------------------
Consumer Services -- 1.2%
-----------------------------------------------------------------------------------
Strayer Education, Inc.                                   32,065       $    983,995
Specialized supplemental education services.
-----------------------------------------------------------------------------------
                                                                       $    983,995
-----------------------------------------------------------------------------------
Distribution -- 1.3%
-----------------------------------------------------------------------------------
United Stationers(1)                                      48,000       $  1,056,000
Wholesaler of office supplies and equipment.
-----------------------------------------------------------------------------------
                                                                       $  1,056,000
-----------------------------------------------------------------------------------
Education -- 1.5%
-----------------------------------------------------------------------------------
Career Education Corp.(1)                                 13,000       $    439,563
Operates and owns private, post secondary
institutions.
Devry, Inc.(1)                                            36,000            805,500
Higher education company.
-----------------------------------------------------------------------------------
                                                                       $  1,245,063
-----------------------------------------------------------------------------------

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Electrical Equipment -- 1.2%
-----------------------------------------------------------------------------------
Micrel, Inc.(1)                                           13,000       $    962,000
Designs and sells analog integrated circuits.
-----------------------------------------------------------------------------------
                                                                       $    962,000
-----------------------------------------------------------------------------------
Electronics - Instruments -- 2.5%
-----------------------------------------------------------------------------------
Cognex Corp.(1)                                           27,000       $    852,188
Provides machine vision systems which are
used to automate the manufacturing process.
Helix Technology Corp.                                    16,025            383,598
Develops technology used in the manufacturing
of electronic components.
Sanmina Corp.(1)                                          11,000            834,625
Operates contract manufacturing facilities for
high tech companies.
-----------------------------------------------------------------------------------
                                                                       $  2,070,411
-----------------------------------------------------------------------------------
Electronics - Semiconductors -- 7.8%
-----------------------------------------------------------------------------------
Applied Micro Circuits Corp.(1)                           15,000       $  1,233,749
Provides semiconductor chips which move large
amounts of information at high speeds.
Dallas Semiconductor Corp.                                20,000          1,010,000
Designs, manufactures, and markets electronic
chips and chip-based subsystems.
Linear Technologies Corp.                                  7,000            470,750
Designs and manufactures chips which
translate information from analog form.
Microchip Technology, Inc.(1)                             22,000          1,042,250
Manufactures specialized semiconductors.
PMC-Sierra, Inc.(1)                                        7,000            412,563
Provides high speed internetworking
component solutions.
Qlogic Corp.(1)                                            7,000            924,000
Manufactures circuits and adapter boards.
Vitesse Semiconductor Corp.(1)                            19,000          1,281,312
Provides digital circuits used for
communications products.
-----------------------------------------------------------------------------------
                                                                       $  6,374,624
-----------------------------------------------------------------------------------
Entertainment -- 2.2%
-----------------------------------------------------------------------------------
Cinar Films, Inc., Class B(1)                             21,000       $    514,500
Develops, produces, and distributes educational
and entertainment TV shows and films for
children and families.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------

Entertainment (continued)
-----------------------------------------------------------------------------------
MGM Grand, Inc.(1)                                         6,000       $    294,000
Develops, owns, and runs hotels and casinos
worldwide.
Speedway Motorsports, Inc.(1)                             25,000            982,813
Owns and operates "Atlanta Motor
Speedway", "Bristol Motor Speedway,"
"Charlotte Motor Speedway", "Texas Motor
Speedway", and "600 Racing".
-----------------------------------------------------------------------------------
                                                                       $  1,791,313
-----------------------------------------------------------------------------------
Financial - Miscellaneous -- 0.1%
-----------------------------------------------------------------------------------
E*Trade Group, Inc.(1)                                     2,000       $     79,875
Innovative, high quality electronic internet
stock brokerage firm.
-----------------------------------------------------------------------------------
                                                                       $     79,875
-----------------------------------------------------------------------------------
Foods -- 0.5%
-----------------------------------------------------------------------------------
Lance, Inc.                                               25,249       $    394,516
Produces single-serve packages of snack foods
and bakery products.
-----------------------------------------------------------------------------------
                                                                       $    394,516
-----------------------------------------------------------------------------------
Health Services -- 7.0%
-----------------------------------------------------------------------------------
Biomatrix, Inc.(1)                                        17,000       $    367,625
Develops and manufactures products used for
orthopedics and ophthalmology.
Express Scripts, Inc., Class A(1)                          7,900            475,481
Rapidly growing pharmacy specialist.
MedQuist, Inc.(1)                                         24,500          1,071,875
Provides electronic transcription and data
management services to the healthcare
industry.
MiniMed, Inc.(1)                                          20,100          1,546,443
Developer and manufacturer of medical devices
focusing on diabetics.
Province Healthcare Co.(1)                                27,000            526,500
Acquires and operates rural hospitals.
Renal Care Group, Inc.(1)                                 44,000          1,138,500
One of the largest providers of renal
treatment centers.
Sunrise Assisted Living, Inc.(1)                          18,000            627,750
One of the leading operators of assisted care
facilities for senior citizens.
-----------------------------------------------------------------------------------
                                                                       $  5,754,174
-----------------------------------------------------------------------------------

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Information Services -- 14.6%
-----------------------------------------------------------------------------------
Acxiom Corp.(1)                                           49,000       $  1,221,937
Database information services.
Affiliated Computer Services, Inc., Class A(1)            28,000          1,417,499
Nationwide provider of information
processing services.
BISYS Group, Inc. (The)(1)                                19,000          1,111,500
Services financial institutions with computer,
administrative and marketing support data
processing services.
Brocade Communications Systems, Inc.(1)                    8,400            810,075
Network storage specialist.
CAIS Internet, Inc.(1)                                     3,500             64,313
Producer of phone jacks which allow internet
connections for multiple dwellers.
Cambridge Technology Partners, Inc.(1)                    35,000            614,688
Software consulting company.
Dendrite International(1)                                 23,000            830,875
Produces marketing software.
Digital Island, Inc.(1)                                   12,900            231,394
Network service provider.
Eclipsys Corp.(1)                                         10,000            239,375
Markets healthcare information.
IDX Systems Corp.(1)                                      25,000            564,063
Healthcare information systems.
Marimba Software(1)                                          200             10,538
Makes software that allows companies to
install and update software applications.
Medical Manager Corp.(1)                                  17,150            758,888
Provides the Medical Manager physician
practice management system.
Mobius Management Systems, Inc.(1)                        10,000             82,500
Makes data management software for
financial, health care and retail markets.
Peregrine Systems, Inc.(1)                                23,000            590,813
Creates software to aid in managing and
monitoring business through the use
of a network.
Phoenix Technology Ltd.(1)                                15,000            268,125
Provider of software that controls the
communication between computer hardware
and operating systems.
Remedy Corp.(1)                                            8,300            223,063
Help desk management software.
Sapient Corp.(1)                                           7,000            396,375
Provides custom based software.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------

Information Services (continued)
-----------------------------------------------------------------------------------
Siebel Systems, Inc.(1)                                   16,000       $  1,062,000
Supplies sales, marketing, and customer
service information systems.
Veritas Software Co.(1)                                   15,250          1,447,796
Provides communications companies with
software measuring systems.
-----------------------------------------------------------------------------------
                                                                       $ 11,945,817
-----------------------------------------------------------------------------------
Insurance -- 2.3%
-----------------------------------------------------------------------------------
Mutual Risk Management Ltd.                               34,506       $  1,151,637
Specialty insurer focusing on
workmen's compensation.
Reinsurance Group of America, Inc.                        21,000            703,500
Provides life reinsurance in North America.
-----------------------------------------------------------------------------------
                                                                       $  1,855,137
-----------------------------------------------------------------------------------
Investment Services -- 0.8%
-----------------------------------------------------------------------------------
Centura Banks, Inc.                                       10,000       $    563,750
Growing Southeastern bankers.
PIMCO Advisors Holdings L.P.                               3,000             89,250
Provides investment management services.
-----------------------------------------------------------------------------------
                                                                       $    653,000
-----------------------------------------------------------------------------------
Machinery -- 0.7%
-----------------------------------------------------------------------------------
Varco International, Inc.(1)                              52,000       $    568,750
International manufacturer of oil and gas
equipment.
-----------------------------------------------------------------------------------
                                                                       $    568,750
-----------------------------------------------------------------------------------
Medical Products -- 3.3%
-----------------------------------------------------------------------------------
Entremed, Inc.(1)                                          7,000       $    157,500
Develops drugs which inhibit the abnormal
growth of new blood vessels.
Haemonetics Corp.(1)                                      36,000            722,250
Designs and manufactures equipment for the
collection, processing and surgical salvage
of blood.
Millennium Pharmaceuticals(1)                              7,000            252,000
Develops treatments and diagnostics for such
conditions as obesity, diabetes, asthma and
cancer.
Osteotech, Inc.(1)                                         9,425            270,969
Markets products to facilitate in the healing of
the bones and muscles.

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------

Medical Products (continued)
-----------------------------------------------------------------------------------
Resmed, Inc.(1)                                           18,000       $    597,375
Makes devices that help diagnose and treat
obstructive sleep apnea.
Xomed Surgical Products, Inc.(1)                          15,000            730,313
Provides surgical products for the ear, nose and
throat market.
-----------------------------------------------------------------------------------
                                                                       $  2,730,407
-----------------------------------------------------------------------------------
Metals - Industrial -- 0.5%
-----------------------------------------------------------------------------------
Stillwater Mining Co.(1)                                  12,000       $    392,250
Explores, develops and mines platinum
and palladium.
-----------------------------------------------------------------------------------
                                                                       $    392,250
-----------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.2%
-----------------------------------------------------------------------------------
Cross Timbers Oil Co.                                     80,000       $  1,189,999
Emerging growth energy company with good
exploration track record.
Louis Dreyfus Natural Gas(1)                              45,940            990,581
Niche developer and driller of gas properties.
Newfield Exploration Co.(1)                               38,000          1,080,625
Acquires and develops energy properties in
domestic U.S.
Noble Affiliates, Inc.                                    32,000            902,000
Explores and produces oil and gas in the United
States, Canada and Africa.
Nuevo Energy Co.(1)                                       45,000            596,250
Explores and produces natural gas and oil.
Santa Fe Snyder Corp.(1)                                  28,700            218,838
Explores and develops oil and gas fields in the
United States and Mexico.
Stone Energy Corp.(1)                                     14,000            593,250
Acquires and develops oil and natural gas in the
Gulf Coastal basin.
Vintage Petroleum, Inc.                                   31,000            333,250
Buys oil producing properties in the U.S. and
South America.
-----------------------------------------------------------------------------------
                                                                       $  5,904,793
-----------------------------------------------------------------------------------
Other Financial -- 1.0%
-----------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A                   30,000       $    823,125
Asset management services.
-----------------------------------------------------------------------------------
                                                                       $    823,125
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Publishing -- 1.5%
-----------------------------------------------------------------------------------
Central Newspapers, Inc., Class A                         31,600       $  1,188,949
Publishes the Arizona Republic, the Arizona
Business Gazette, the Indianapolis Star, the
Indianapolis News, and community newspapers
in Indiana and Louisiana.
-----------------------------------------------------------------------------------
                                                                       $  1,188,949
-----------------------------------------------------------------------------------
Retail - Food and Drug -- 3.5%
-----------------------------------------------------------------------------------
Applebees International, Inc.                             25,000       $    753,125
Casual dining restaurant chain.
Papa John's International, Inc.(1)                        24,000          1,072,500
Rapidly growing restaurant chain.
Sonic Corp.(1)                                            24,000            783,000
Largest chain of service drive-ins in the U.S.
Wild Oats Markets, Inc.(1)                                 7,000            212,407
Natural foods supermarket chain.
-----------------------------------------------------------------------------------
                                                                       $  2,821,032
-----------------------------------------------------------------------------------
Retail - Specialty and Apparel -- 6.8%
-----------------------------------------------------------------------------------
99 Cents Only Stores(1)                                   10,000       $    499,375
Discount retailer.
Bed Bath and Beyond, Inc.(1)                              26,000          1,001,000
Specialty retailer.
Childrens Place(1)                                        15,000            607,500
Children's clothing retailer.
Ethan Allen Interiors, Inc.                               37,500          1,415,624
Manufactures home furnishings.
O'Reilly Automotive, Inc.(1)                              16,000            806,000
Supplier of automotive equipment and accessories.
The Buckle, Inc.(1)                                       15,000            431,250
Specialty apparel retailer to the 12 to 25 year
old age group.
The Mens Wearhouse, Inc.(1)                               32,000            816,000
Specialty apparel chain.
-----------------------------------------------------------------------------------
                                                                       $  5,576,749
-----------------------------------------------------------------------------------
Semiconductor Equipment -- 0.4%
-----------------------------------------------------------------------------------
PRI Automation, Inc.(1)                                   10,000       $    362,500
Material handling equipment for high cost
semiconductor wafers.
-----------------------------------------------------------------------------------
                                                                       $    362,500
-----------------------------------------------------------------------------------

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Software Services -- 0.6%
-----------------------------------------------------------------------------------
Great Plains Software, Inc.(1)                            11,000       $    519,063
Manufactures accounting programs for small to
midsized companies.
-----------------------------------------------------------------------------------
                                                                       $    519,063
-----------------------------------------------------------------------------------
Solid Waste -- 0.5%
-----------------------------------------------------------------------------------
Casella Waste Systems, Inc., Class A(1)                   15,000       $    390,000
Collects non-hazardous waste.
-----------------------------------------------------------------------------------
                                                                       $    390,000
-----------------------------------------------------------------------------------
Transportation -- 1.7%
-----------------------------------------------------------------------------------
Swift Transportation Co., Inc.(1)                         64,800       $  1,425,599
Regional truckload carrier offering
computerized tracking services.
-----------------------------------------------------------------------------------
                                                                       $  1,425,599
-----------------------------------------------------------------------------------
Total Common Stocks
   (identified cost $55,510,340)                                       $ 78,967,544
-----------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.3%

                                                    PRINCIPAL
                                                    AMOUNT
                     SECURITY                       (000'S OMITTED)    VALUE
-----------------------------------------------------------------------------------

Associates Corp., 5.75%, 7/1/99                          $ 2,708       $  2,708,000
-----------------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $2,708,000)                                        $  2,708,000
-----------------------------------------------------------------------------------
Total Investments -- 99.7%
   (identified cost $58,218,340)                                       $ 81,675,544
-----------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.3%                                 $    239,172
-----------------------------------------------------------------------------------
Net Assets -- 100%                                                     $ 81,914,716
-----------------------------------------------------------------------------------

(1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $58,218,340)         $ 81,675,544
Cash                                               712
Receivable for investments sold              3,337,313
Interest and dividends receivable                6,332
Deferred organization expenses                     272
------------------------------------------------------
TOTAL ASSETS                              $ 85,020,173
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  3,090,520
Payable to affiliate for Trustees' fees          1,172
Other accrued expenses                          13,765
------------------------------------------------------
TOTAL LIABILITIES                         $  3,105,457
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 81,914,716
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 58,457,512
Net unrealized appreciation (computed on
   the basis of identified cost)            23,457,204
------------------------------------------------------
TOTAL                                     $ 81,914,716
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
-----------------------------------------------------
Dividends                                 $   113,569
Interest                                       53,856
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   167,425
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   237,170
Trustees fees and expenses                      3,982
Custodian fee                                  32,707
Legal and accounting services                  11,222
Amortization of organization expenses           1,583
Miscellaneous                                   3,363
-----------------------------------------------------
TOTAL EXPENSES                            $   290,027
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (122,602)
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 2,085,187
-----------------------------------------------------
NET REALIZED GAIN                         $ 2,085,187
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 3,574,160
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 3,574,160
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 5,659,347
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 5,536,745
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment loss                       $     (122,602)     $      (198,515)
   Net realized gain                              2,085,187            8,602,338
   Net change in unrealized appreciation
      (depreciation)                              3,574,160            3,223,464
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $    5,536,745      $    11,627,287
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    4,417,349      $     5,783,708
   Withdrawals                                   (6,789,703)         (16,629,759)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $   (2,372,354)     $   (10,846,051)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $    3,164,391      $       781,236
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $   78,750,325      $    77,969,089
--------------------------------------------------------------------------------
AT END OF PERIOD                             $   81,914,716      $    78,750,325
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                      SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                      JUNE 30, 1999        ----------------------------------------------------------------------
                                      (UNAUDITED)             1998           1997           1996           1995         1994(1)
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                         0.77%(2)       0.76%          0.75%          0.76%          0.77%          0.74%(2)
Net investment income (loss)                    (0.33)%(2)     (0.26)%        (0.10)%         0.18%          0.19%          0.20%(2)
Portfolio Turnover                                 41%           116%           156%            91%            81%            19%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                 $  81,915      $  78,750      $  77,969      $  82,947      $  73,940      $  64,442
---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 1, 1994, to December 31, 1994.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (formerly Special Investment Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Other -- Investment transactions are accounted for on a trade date basis.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the six months ended June 30, 1999, the fee was equivalent to 0.625% (annualized) of the Portfolio's average net assets for such period and amounted to $237,170. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $30,815,289 and $34,203,443, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 58,218,340
------------------------------------------------------
Gross unrealized appreciation             $ 24,291,444
Gross unrealized depreciation                 (834,240)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $ 23,457,204
------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1999.

6 Risk Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1999 there were no outstanding obligations under these financial instruments.

8 Name Change
-------------------------------------------
   On May 1, 1999, Special Investment Portfolio changed its name to Special Equities Portfolio.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 1999

INVESTMENT MANAGEMENT

SPECIAL EQUITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant